SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Payroll and related employee accruals	$ 11,500	$ 13,229
Derivative instruments		320
Governmental authorities	651	506
Other	110	533
Other current liabilities	$ 12,261	$ 14,588